Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations	Our contractual obligations as of December 31, 2023 can be summarized as follows:

Payments due by period (€, in billions)	Total	1 year	2 years	3 years	4 years	5 years	>5 years
Long-term debt obligations, including interest[1]	5.1	0.1	1.1	1.0	0.8	—	2.1
Lease obligations[2]	0.2	0.1	—	—	—	—	0.1
Purchase obligations	14.1	10.7	1.8	0.8	0.4	0.2	0.2
Total contractual obligations	19.4	10.9	2.9	1.8	1.2	0.2	2.4
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 16 Long-term debt and interest and other costs.
2.For further details see Note 14 Right-of-use assets and lease liabilities.